Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 853,190
Depreciation	(31,806)	$ (31,710)	$ (31,797)
Balance end of period	825,105	853,190
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,167,909	1,167,909
Depreciation	0	0
Additions	3,721
Balance end of period	1,171,630	1,167,909	1,167,909
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(314,719)	(283,009)
Depreciation	(31,806)	(31,710)
Balance end of period	(346,525)	(314,719)	(283,009)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	853,190	884,900
Depreciation	(31,806)	(31,710)
Additions	3,721
Balance end of period	$ 825,105	$ 853,190	$ 884,900